PENSIONS - Schedule of net liabilities and net assets recognized (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PENSIONS
Net defined benefit obligations	$ 13.1	$ 18.3	$ 23.9	$ 31.8
Thereof: Net liabilities of underfunded plans
PENSIONS
Thereof: Net liabilities of underfunded plans	33.9	30.0
Thereof: Net assets of overfunded plans
PENSIONS
Thereof: Net assets of overfunded plans	(20.8)	(11.7)
Present value of funded obligations
PENSIONS
Net defined benefit obligations	178.2	171.0
Fair value of plan assets
PENSIONS
Net defined benefit obligations	165.1	153.2
Effect of asset ceiling
PENSIONS
Net defined benefit obligations	$ 0.0	$ 0.5